Schedule of Land Use Rights (Details) (USD $)	12 Months Ended
Dec. 31, 2013
Land Use Rights And Intangible Assets Schedule Of Land Use Rights 1	$ 13,760,722
Land Use Rights And Intangible Assets Schedule Of Land Use Rights 2	13,340,419
Land Use Rights And Intangible Assets Schedule Of Land Use Rights 3	(538,280)
Land Use Rights And Intangible Assets Schedule Of Land Use Rights 4	(218,056)
Land Use Rights And Intangible Assets Schedule Of Land Use Rights 5	13,222,442
Land Use Rights And Intangible Assets Schedule Of Land Use Rights 6	$ 13,122,363